UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 29, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 29, 2012




[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA GOVERNMENT SECURITIES FUND
FEBRUARY 29, 2012

                                                                      (Form N-Q)

48473-0412                                   (C)2012, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA GOVERNMENT SECURITIES FUND
February 29, 2012 (unaudited)

PRINCIPAL                                                                                           MARKET
AMOUNT                                                         COUPON                                VALUE
(000)        SECURITY                                            RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AGENCY ISSUES (85.6%)(a)

             MORTGAGE-BACKED PASS-THROUGH SECURITIES,
               SINGLE-FAMILY (79.8%)
$    4,567   Government National Mortgage Assn. I               4.00%            7/15/2040      $    4,927
     3,695   Government National Mortgage Assn. I               4.00             8/15/2040           3,998
    13,382   Government National Mortgage Assn. I               4.00             9/15/2040          14,437
     3,251   Government National Mortgage Assn. I               4.50             5/15/2024           3,527
     5,470   Government National Mortgage Assn. I               4.50             9/15/2024           5,934
     3,918   Government National Mortgage Assn. I               4.50             9/15/2024           4,250
     4,591   Government National Mortgage Assn. I               4.50            10/15/2024           4,981
     4,130   Government National Mortgage Assn. I               4.50            10/15/2024           4,480
    17,113   Government National Mortgage Assn. I               4.50             9/15/2039          18,725
     8,868   Government National Mortgage Assn. I               4.50            11/15/2039           9,737
    12,973   Government National Mortgage Assn. I               4.50            12/15/2039          14,244
    42,226   Government National Mortgage Assn. I               4.50             2/15/2040          46,363
    11,116   Government National Mortgage Assn. I               4.50             3/15/2040          12,129
    19,186   Government National Mortgage Assn. I               4.50             6/15/2040          20,934
    12,771   Government National Mortgage Assn. I               4.50             7/15/2040          13,934
    12,379   Government National Mortgage Assn. I               4.50             1/15/2041          13,507
     3,861   Government National Mortgage Assn. I               5.00             2/15/2039           4,269
     1,742   Government National Mortgage Assn. I               5.50            12/15/2018           1,912
    10,736   Government National Mortgage Assn. I               5.50            10/15/2033          12,022
     4,284   Government National Mortgage Assn. I               5.50            12/15/2033           4,797
     2,369   Government National Mortgage Assn. I               5.50             7/15/2034           2,654
     6,227   Government National Mortgage Assn. I               5.50            10/15/2035           6,949
     4,723   Government National Mortgage Assn. I               5.50             3/15/2038           5,264
     6,172   Government National Mortgage Assn. I               5.50             4/15/2038           6,911
    13,322   Government National Mortgage Assn. I               5.50             6/15/2039          14,847
     1,355   Government National Mortgage Assn. I               6.00            12/15/2016           1,467
     1,899   Government National Mortgage Assn. I               6.00             8/15/2022           2,087
     1,165   Government National Mortgage Assn. I               6.00             4/15/2028           1,314
       421   Government National Mortgage Assn. I               6.00            11/15/2028             477
       745   Government National Mortgage Assn. I               6.00             2/15/2029             842
       653   Government National Mortgage Assn. I               6.00             7/15/2029             738
     1,070   Government National Mortgage Assn. I               6.00             5/15/2032           1,208
     3,110   Government National Mortgage Assn. I               6.00             1/15/2033           3,513
       999   Government National Mortgage Assn. I               6.00             2/15/2033           1,129
     1,032   Government National Mortgage Assn. I               6.00             7/15/2033           1,166
       653   Government National Mortgage Assn. I               6.00             9/15/2033             738
     1,950   Government National Mortgage Assn. I               6.00             3/15/2037           2,194
     3,270   Government National Mortgage Assn. I               6.00             9/15/2037           3,680
     5,730   Government National Mortgage Assn. I               6.00             5/15/2038           6,475
     2,653   Government National Mortgage Assn. I               6.00             5/15/2038           2,998
     1,958   Government National Mortgage Assn. I               6.00             9/15/2038           2,203
     3,393   Government National Mortgage Assn. I               6.00            10/15/2038           3,817
     3,515   Government National Mortgage Assn. I               6.00            12/15/2038           3,954
       269   Government National Mortgage Assn. I               6.50             5/15/2028             309
       240   Government National Mortgage Assn. I               6.50             5/15/2028             281
       287   Government National Mortgage Assn. I               6.50             7/15/2028             335
        94   Government National Mortgage Assn. I               6.50             9/15/2028             110
       703   Government National Mortgage Assn. I               6.50            11/15/2028             807
        35   Government National Mortgage Assn. I               6.50             1/15/2029              40

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1  | USAA Government Securities Fund

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                         COUPON                                VALUE
(000)        SECURITY                                            RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------
$       45   Government National Mortgage Assn. I               6.50%            1/15/2029      $       51
       703   Government National Mortgage Assn. I               6.50             3/15/2031             820
       770   Government National Mortgage Assn. I               6.50            10/15/2031             899
       591   Government National Mortgage Assn. I               6.50             1/15/2032             689
       121   Government National Mortgage Assn. I               6.50             3/15/2032             141
       861   Government National Mortgage Assn. I               6.50             8/15/2032           1,005
     3,129   Government National Mortgage Assn. I               6.50             9/15/2032           3,651
        57   Government National Mortgage Assn. I               6.75             5/15/2028              67
       120   Government National Mortgage Assn. I               6.75             5/15/2028             140
        71   Government National Mortgage Assn. I               7.00             4/15/2027              83
       495   Government National Mortgage Assn. I               7.00             5/15/2027             575
        58   Government National Mortgage Assn. I               7.00             6/15/2028              68
        31   Government National Mortgage Assn. I               7.00             7/15/2028              37
       114   Government National Mortgage Assn. I               7.00             8/15/2028             134
        85   Government National Mortgage Assn. I               7.00             8/15/2028             100
       148   Government National Mortgage Assn. I               7.00             9/15/2028             175
       888   Government National Mortgage Assn. I               7.00             5/15/2029           1,049
       968   Government National Mortgage Assn. I               7.00             6/15/2029           1,143
       341   Government National Mortgage Assn. I               7.00             8/15/2031             404
       212   Government National Mortgage Assn. I               7.00             9/15/2031             250
       267   Government National Mortgage Assn. I               7.00            10/15/2031             317
        98   Government National Mortgage Assn. I               7.00             6/15/2032             117
       367   Government National Mortgage Assn. I               7.00             7/15/2032             436
       209   Government National Mortgage Assn. I               7.50             2/15/2028             244
        45   Government National Mortgage Assn. I               7.50             3/15/2029              52
       105   Government National Mortgage Assn. I               7.50             4/15/2029             126
        35   Government National Mortgage Assn. I               7.50             7/15/2029              35
       221   Government National Mortgage Assn. I               7.50            10/15/2029             266
        70   Government National Mortgage Assn. I               7.50            10/15/2029              77
        51   Government National Mortgage Assn. I               7.50            12/15/2030              62
        46   Government National Mortgage Assn. I               7.50             1/15/2031              55
        77   Government National Mortgage Assn. I               7.50            11/15/2031              93
        13   Government National Mortgage Assn. I               8.00             1/15/2022              13
       139   Government National Mortgage Assn. I               8.00             6/15/2023             166
       209   Government National Mortgage Assn. I               8.00             5/15/2027             254
        93   Government National Mortgage Assn. I               8.00             7/15/2030             102
        81   Government National Mortgage Assn. I               8.00             9/15/2030              99
        24   Government National Mortgage Assn. I               8.50             6/15/2021              28
        10   Government National Mortgage Assn. I               8.50             7/15/2022              10
        88   Government National Mortgage Assn. I               9.00             7/15/2021             106
     9,188   Government National Mortgage Assn. II              4.00            11/20/2040           9,917
     9,323   Government National Mortgage Assn. II              4.50             4/20/2024          10,107
     4,932   Government National Mortgage Assn. II              5.00             5/20/2033           5,480
     5,944   Government National Mortgage Assn. II              5.00             7/20/2033           6,597
     3,947   Government National Mortgage Assn. II              5.00             6/20/2034           4,381
    11,270   Government National Mortgage Assn. II              5.00             9/20/2035          12,493
     4,405   Government National Mortgage Assn. II              5.00             2/20/2037           4,877
     1,249   Government National Mortgage Assn. II              5.50             4/20/2033           1,395
     4,356   Government National Mortgage Assn. II              5.50             3/20/2034           4,861
    16,414   Government National Mortgage Assn. II              5.50             2/20/2035          18,316
    14,088   Government National Mortgage Assn. II              5.50             4/20/2035          15,720
     7,703   Government National Mortgage Assn. II              5.50             7/20/2035           8,588
     4,993   Government National Mortgage Assn. II              5.50             1/20/2037           5,562
       576   Government National Mortgage Assn. II              6.00             3/20/2031             649
     1,455   Government National Mortgage Assn. II              6.00             8/20/2032           1,639
     1,214   Government National Mortgage Assn. II              6.00             9/20/2032           1,368
     1,271   Government National Mortgage Assn. II              6.00            10/20/2033           1,432
       988   Government National Mortgage Assn. II              6.00            12/20/2033           1,113
     4,010   Government National Mortgage Assn. II              6.00             2/20/2034           4,518
     3,719   Government National Mortgage Assn. II              6.00             3/20/2034           4,190
     2,977   Government National Mortgage Assn. II              6.00             9/20/2034           3,348
     7,529   Government National Mortgage Assn. II              6.00            10/20/2034           8,481
     1,496   Government National Mortgage Assn. II              6.00            11/20/2034           1,687
     3,622   Government National Mortgage Assn. II              6.00             5/20/2036           4,074
       254   Government National Mortgage Assn. II              6.50             5/20/2031             292

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                         COUPON                                VALUE
(000)        SECURITY                                            RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------
$      204   Government National Mortgage Assn. II              6.50%            7/20/2031      $      234
       543   Government National Mortgage Assn. II              6.50             8/20/2031             625
       869   Government National Mortgage Assn. II              6.50             4/20/2032             999
       825   Government National Mortgage Assn. II              6.50             6/20/2032             947
     2,771   Government National Mortgage Assn. II              6.50             8/20/2034           3,181
       700   Government National Mortgage Assn. II              7.00             9/20/2030             828
       114   Government National Mortgage Assn. II              7.50             4/20/2031             137
        34   Government National Mortgage Assn. II              8.00            12/20/2022              41
       693   Government National Mortgage Assn. II              8.00             8/20/2030             846
     9,962   Fannie Mae (+)                                     3.50             1/01/2042          10,312
     8,297   Fannie Mae (+)                                     4.00             8/01/2039           8,744
     5,656   Fannie Mae (+)                                     5.00            12/01/2035           6,115
     3,424   Fannie Mae (+)                                     5.50            11/01/2037           3,732
       285   Fannie Mae (+)                                     6.00             2/01/2017             308
     5,930   Fannie Mae (+)                                     6.00             5/01/2038           6,533
       166   Fannie Mae (+)                                     6.50            10/01/2016             183
       342   Fannie Mae (+)                                     6.50            12/01/2016             377
     9,175   Freddie Mac (+)                                    4.00             9/01/2040           9,644
       973   Freddie Mac (+)                                    5.00             1/01/2021           1,051
     3,834   Freddie Mac (+)                                    5.50            12/01/2035           4,202
                                                                                                ----------
                                                                                                   511,877
                                                                                                ----------
             COLLATERALIZED MORTGAGE OBLIGATIONS (2.1%)
     8,101   Fannie Mae (+)                                     5.00            11/25/2032           8,631
     4,621   Government National Mortgage Assn. I               5.50             3/16/2032           4,810
                                                                                                ----------
                                                                                                    13,441
                                                                                                ----------
             OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (3.7%)
     5,000   Bank of America Corp., FDIC TLGP                   0.77 (b)         6/22/2012           5,010
     5,000   JPMorgan Chase & Co., FDIC TLGP                    0.95 (b)         6/22/2012           5,013
     5,000   JPMorgan Chase & Co., FDIC TLGP                    1.42 (b)        12/26/2012           5,018
     4,000   MetLife, Inc., FDIC TLGP                           0.90 (b)         6/29/2012           4,008
     5,000   Union Bank N.A., FDIC TLGP                         0.76 (b)         3/16/2012           5,000
                                                                                                ----------
                                                                                                    24,049
                                                                                                ----------
             Total U.S. Government Agency Issues (cost: $507,667)                                  549,367
                                                                                                ----------

             U.S. TREASURY SECURITIES (1.9%)

             NOTES (1.9%)
     12,000  2.00%, 2/15/2022 (cost: $11,987)                                                       12,026
                                                                                                ----------

             MONEY MARKET INSTRUMENTS (12.2%)

             REPURCHASE AGREEMENTS (12.2%)
    78,440   Deutsche Bank Securities, Inc., 0.18%, acquired on 2/29/2012 and due 3/01/2012 at $78,440 (collateralized by $79,880 of Fannie Mae (+), (a), 0.75%, due
                9/28/2016; market value $80,009) (cost: $78,440)                                    78,440
                                                                                                ----------

             TOTAL INVESTMENTS (COST: $598,094)                                                 $  639,833
                                                                                                ==========

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3  | USAA Government Securities Fund

================================================================================

($ in 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                              TOTAL
-----------------------------------------------------------------------------------------------------------
U.S. Government Agency Issues                 $          --     $  549,367      $         --     $  549,367
U.S. Treasury Securities                             12,026             --                --         12,026
Money Market Instruments:
  Repurchase Agreements                                  --         78,440                --         78,440
-----------------------------------------------------------------------------------------------------------
TOTAL                                         $      12,026     $  627,807      $         --     $  639,833
-----------------------------------------------------------------------------------------------------------

For the period of June 1, 2011 through February 29, 2012, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 29, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Government Securities Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Government Securities Fund Shares (Fund Shares) and Government Securities Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

3. Repurchase agreements are valued at cost, which approximates market value.

4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods

================================================================================

5  | USAA Government Securities Fund

================================================================================

determined by USAA Asset Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include all U.S. Government Agency Issues valued based on methods discussed in Note A1, and repurchase agreements valued at cost, which approximates fair value.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

================================================================================

                                         Notes to Portfolio of Investments |  6

================================================================================

D. NEW ACCOUNTING PRONOUNCEMENTS -
----------------------------------
FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager has evaluated the impact of this guidance noting the only impact is to the Fund's financial statement disclosures.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F. As of February 29, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 29, 2012, were $41,739,000 and less than $500, respectively, resulting in net unrealized appreciation of $41,739,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $641,543,000 at February 29, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

FDIC TLGP  The FDIC Temporary Liquidity Guarantee Program provides a guarantee of payment of principal and interest on certain newly issued senior unsecured debt through the program's expiration date on December 31, 2012. The guarantee carries the full faith and credit of the U.S. government.

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7  | USAA Government Securities Fund

================================================================================

SPECIFIC NOTES

(a) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (FHLMC) and the Federal National Mortgage Association (FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed FNMA and FHLMC under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to manage their daily operations. In addition, the U.S. Treasury entered into purchase agreements with FNMA and FHLMC to provide capital in exchange for senior preferred stock.
(b) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at February 29, 2012.

================================================================================

                                          Notes to Portfolio of Investments |  8




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.













                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 29, 2012

By:*     /S/ ADYM RYGMYR
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         Signature and Title:  Adym Rygmyr, Secretary

Date:      04/24/2012
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:      04/25/2012
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By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:      04/25/2012
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*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.